Selected Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Selected Balance Sheet Components

3. Selected Balance Sheet Components

Intangible assets, net

At June 30, 2023 and December 31, 2022, intangible assets, primarily consisting of acquired IPR&D and patents, and accumulated amortization were as follows (in thousands):

	June 30, 2023 (unaudited)	December 31, 2022
Intangible assets	$1,312	$1,312
Accumulated amortization	(639)	(574)
Total intangible assets, net	$673	$738

AgeX recognized $32,000 and $65,000 in amortization expense of intangible assets, included in research and development expenses, for the three and six months ended June 30, 2023, respectively and $33,000 and $66,000 for the same periods in 2022, respectively.

Amortization of intangible assets for periods subsequent to June 30, 2023 is as follows (in thousands):

Year Ending December 31,	Amortization Expense
2023	$66
2024	131
2025	131
2026	132
Thereafter	213
Total	$673

Accounts payable and accrued liabilities

At June 30, 2023 and December 31, 2022, accounts payable and accrued liabilities were comprised of the following (in thousands):

	June 30, 2023 (unaudited)	December 31, 2022
Accounts payable	$506	$568
Accrued compensation	199	193
Accrued vendors and other expenses	256	273
Total accounts payable and accrued liabilities	$961	$1,034

4. Selected Balance Sheet Components

Intangible Assets, Net

On August 13, 2018, AgeX entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Escape Therapeutics, Inc. (“Escape”) pursuant to which AgeX acquired certain patents and patent applications related primarily to methods of modifying cells and tissues and certain pluripotent stem cell lines so as to reduce their risk of being rejected when transplanted. This technology is called “UniverCyte™.” AgeX paid Escape $1,072,436 in cash and issued 80,000 shares of AgeX common stock, with an approximate value of $240,000, for aggregate acquisition cost of $1.3 million for the UniverCyte™ assets. The Purchase Agreement was considered an asset acquisition rather than a business combination in accordance with ASC 805-50, Business Combinations.

ASC 730-10-25(c), Research and Development – Intangible Assets Purchased from Others, provides guidance for acquisition and capitalization of the cost of intangible assets purchased from others in an asset acquisition that have alternative future uses in other research and development projects. These intangible assets are referred to as acquired IPR&D with alternative future uses and are accounted for as intangible assets and amortized to research and development over their useful life. Acquired IPR&D in an asset acquisition that does not have any alternative future uses is expensed under the same guidance. As an initial focus, AgeX intends to use the UniverCyte™ technology in the development of its two lead products, AGEX-BAT1 and AGEX-VASC1 for the treatment of Type II diabetes and cardiovascular aging, respectively. Accordingly, AgeX recorded the UniverCyte™ technology acquired from Escape as IPR&D intangible assets with alternative future uses in accordance with ASC 730-10-25(c) and is amortizing those assets to research and development expense over their estimated 10-year useful life.

In addition to the purchase price, AgeX will pay Escape a royalty of less than 1% on net sales of products, processes and services under the acquired patents, if the assets are commercialized. Additional shares of AgeX common stock totaling up to $4.3 million of market value will also be issued to Escape upon the attainment of development and regulatory approval milestones by AgeX for each product covered by the acquired patents. Contingent consideration in an asset acquisition is generally recorded when probable and estimable in accordance with ASC 450, Contingencies. Accordingly, none of the milestone payments have been accrued since the attainment of any milestone in the Purchase Agreement was not probable as of December 31, 2022.

AgeX has also agreed to engage Escape’s chief executive officer as a consultant for a period of up to three years to assist AgeX in utilizing the acquired patents. AgeX paid $200,000 per year in consulting fees as services were performed, included in research and development expenses up until the agreement expired in August 2021.

AgeX estimated the future undiscounted cash flows expected to be received from the assets developed through the use of the UniverCyte™ technology when commercialized. The estimate of the future undiscounted cash flows considered AgeX’s financial condition and the royalties that may become payable to Escape.

At December 31, 2022 and 2021, intangible assets, primarily consisting of acquired IPR&D and patents, and accumulated amortization were as follows (in thousands):

	December 31,
	2022	2021
Intangible assets	$1,312	$1,312
Accumulated amortization	(574)	(442)
Total intangible assets, net	$738	$870

AgeX recognized $132,000 and $131,000 in amortization expense of intangible assets for continuing operations, included in research and development expenses, for the years ended December 31, 2022 and 2021, respectively.

Amortization expense of intangible assets for discontinued operations for the year ended December 31, 2021 amounted to $89,000. See Note 3, Disposition and Deconsolidation of LifeMap Sciences for discussion of discontinued operations.

Amortization of intangible assets for periods subsequent to December 31, 2022 is as follows (in thousands):

Year Ending December 31,	Amortization Expense
2023	$131
2024	132
2025	131
2026	131
Thereafter	213
Total	$738

Accounts Payable and Accrued Liabilities

At December 31, 2022 and 2021, accounts payable and accrued liabilities were comprised of the following (in thousands):

	December 31,
	2022	2021
Accounts payable	$568	$193
Accrued compensation	193	212
Accrued vendors and other expenses	273	366
Total accounts payable and accrued liabilities	$1,034	$771